Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]
17.	Subsequent events

Share repurchase program: During January, February and March 2024, the Company under its share repurchase program, repurchased 30,042 shares of common stock for an amount, including expenses, of $0.67 million.